UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
David L. Musto
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2016

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional and Initial Class)
Annual Report
December 31, 2016
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Great-West International Index Fund (Institutional Class shares) returned 0.93% net of fees in 2016 compared to 1.00% for the MSCI EAFE® Index.
Pacific Basin (ex Japan) stocks rose 8.5% as the region benefited from the stabilization in Chinese growth following a large fiscal stimulus program in China and the recovery in commodity prices from their January lows which was beneficial for the Australian market in particular which rose 12.2%.
European ex U.K. markets rose 3.2%. A stronger Euro for much of the year was a slight negative for exporters while political uncertainty related to fears of possible contagion from the U.K. “Brexit” vote and Italian senate reform referendum also contributed to more modest returns across the region. A heavy political calendar with a number of general elections due across Europe in 2017 also restrained markets in 2016. Concerns over capital adequacy levels across the European banking sector and specifically the Italian banking sector also acted as a drag on European markets.
Japanese stocks fell -0.4%, negatively impacted by the stronger Yen over the course of the year while uncertainty regarding policy measures at the Bank of Japan also contributed to some volatility in stocks. Japanese growth also remained relatively soft compared to global peers at around 1%.
The U.K. rose 19.2%, benefiting from the significant fall in sterling, which was positive for U.K. exporters, post the decision to exit the European Union in the Brexit referendum. The significant fall in sterling however resulted in slightly negative returns in U.S. dollar terms.
The views and opinions in this report were current as of December 31, 2016 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 13, 2011 (inception) through December 31, 2011.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2016
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	0.93%	N/A	-5.19%
Initial Class	0.65%	5.94%	2.16%
(a) Institutional Class inception date was May 1, 2015.
(b) Initial Class inception date was January 13, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2016
Sector	Percentage of Fund Investments
Financial	23.68%
Consumer, Non-cyclical	22.67
Consumer, Cyclical	12.74
Industrial	12.05
Basic Materials	6.73
Communications	6.45
Energy	5.32
Utilities	3.28
Technology	3.00
Diversified	0.61
Short Term Investments	3.47
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2016 to December 31, 2016).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/16)	(12/31/16)	(07/01/16 – 12/31/16)
Institutional Class
Actual	$1,000.00	$1,044.90	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.78
Initial Class
Actual	$1,000.00	$1,042.70	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.56
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class and 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 184/366 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
COMMON STOCK
Basic Materials — 6.78%
25,578	Air Liquide SA(a)	$ 2,844,252
9,000	Air Water Inc(a)	162,123
16,536	Akzo Nobel NV(a)	1,033,285
161,468	Alumina Ltd(a)(b)	211,135
92,219	Anglo American PLC(a)(c)	1,302,394
26,236	Antofagasta PLC(a)	217,065
119,786	ArcelorMittal (a)(c)	880,132
4,316	Arkema SA(a)	421,893
81,000	Asahi Kasei Corp(a)	704,803
60,065	BASF SE(a)(c)	5,566,628
212,133	BHP Billiton Ltd(a)	3,800,335
139,503	BHP Billiton PLC(a)	2,220,473
17,581	Boliden AB(a)	456,666
10,059	Brenntag AG(a)	557,561
4,585	Covestro AG(a)(c)(d)	313,834
7,578	Croda International PLC(a)	297,948
19,600	Daicel Corp(a)	215,483
518	EMS-Chemie Holding AG(a)	263,056
9,726	Evonik Industries AG(a)	289,922
104,728	Fortescue Metals Group Ltd(a)	437,660
14,471	Fresnillo PLC(a)	214,783
4,398	Fuchs Petrolub SE(a)	184,230
612	Givaudan SA(a)	1,120,066
808,165	Glencore PLC(a)(c)	2,731,943
6,200	Hitachi Chemical Co Ltd(a)(c)	154,667
13,100	Hitachi Metals Ltd(a)(b)	176,371
116,355	Incitec Pivot Ltd(a)	301,079
28,808	Israel Chemicals Ltd(a)	117,611
33,300	JFE Holdings Inc(a)	503,577
12,856	Johnson Matthey PLC(a)	502,865
14,000	JSR Corp(a)	220,365
12,183	K+S AG(a)(b)	290,213
16,000	Kaneka Corp(a)	130,143
14,500	Kansai Paint Co Ltd(a)	266,708
21,400	Kobe Steel Ltd(a)(c)	203,475
11,499	Koninklijke DSM NV(a)	689,106
22,600	Kuraray Co Ltd(a)	338,900
6,062	LANXESS AG(a)	396,961
12,274	Linde AG(a)	2,013,405
3,552	Lonza Group AG(a)	613,889
88,600	Mitsubishi Chemical Holdings Corp(a)	572,858
13,500	Mitsubishi Gas Chemical Co Inc(a)	230,032
7,800	Mitsubishi Materials Corp(a)	238,580
62,000	Mitsui Chemicals Inc(a)	277,794
24,724	Mondi PLC(a)	504,620
49,672	Newcrest Mining Ltd(a)	712,251
10,600	Nippon Paint Holdings Co Ltd(a)(b)	287,734
52,774	Nippon Steel & Sumitomo Metal Corp(a)	1,168,883
8,100	Nissan Chemical Industries Ltd(a)	270,004
11,100	Nitto Denko Corp(a)	849,828
88,902	Norsk Hydro ASA(a)	424,305
15,112	Novozymes A/S Class B(a)	520,033
57,000	Oji Holdings Corp(a)	231,796
6,215	Randgold Resources Ltd(a)	477,113
Shares		Fair Value
Basic Materials — (continued)
28,398	Rio Tinto Ltd(a)	$ 1,216,604
81,682	Rio Tinto PLC(a)	3,117,981
25,500	Shin-Etsu Chemical Co Ltd(a)(b)	1,973,419
4,736	Solvay SA(a)	553,672
349,879	South32 Ltd(a)	688,757
34,540	Stora Enso OYJ Class R(a)	369,475
105,000	Sumitomo Chemical Co Ltd(a)	497,734
33,000	Sumitomo Metal Mining Co Ltd(a)	421,004
8,174	Symrise AG(a)	496,635
6,140	Syngenta AG(a)	2,425,932
8,000	Taiyo Nippon Sanso Corp(a)	92,417
12,200	Teijin Ltd(a)	246,510
23,512	ThyssenKrupp AG(a)	558,536
95,000	Toray Industries Inc(a)	767,176
6,507	Umicore SA(a)	370,194
35,992	UPM-Kymmene OYJ(a)	880,208
7,555	Voestalpine AG(a)	295,426
12,232	Yara International ASA(a)	481,195
		55,585,711
Communications — 6.49%
23,446	Altice SA Class A(a)(b)(c)	463,995
7,458	Altice SA Class B(a)(c)	148,399
63,776	Auto Trader Group PLC(a)(d)	320,833
2,905	Axel Springer SE(a)	140,861
134,649	Bezeq The Israeli Telecommunication Corp Ltd(a)(b)	255,406
549,784	BT Group PLC(a)	2,481,568
14,000	Dentsu Inc(a)	658,327
212,990	Deutsche Telekom AG(a)	3,654,326
9,048	Elisa OYJ(a)	293,712
10,800	Eutelsat Communications SA(a)	208,847
13,800	Hakuhodo DY Holdings Inc(a)	169,922
1,200	Hikari Tsushin Inc(a)	111,706
178,900	HKT Trust & HKT Ltd(a)	219,126
1,689	Iliad SA(a)	324,369
29,209	Inmarsat PLC(a)	270,081
247,185	ITV PLC(a)	627,304
4,510	JCDecaux SA(a)	132,612
8,500	Kakaku.com Inc(a)	140,446
120,800	KDDI Corp(a)	3,050,560
224,996	Koninklijke KPN NV(a)	665,343
7,247	Lagardere SCA(a)	201,144
2,800	LINE Corp(a)(c)	95,588
12,900	M3 Inc(a)(c)	324,319
4,404	Millicom International Cellular SA(a)	187,674
2,600	Mixi Inc(a)	94,739
3,975	NICE-Systems Ltd(a)(b)	272,735
45,700	Nippon Telegraph & Telephone Corp(a)	1,923,749
381,741	Nokia OYJ(a)(c)	1,830,899
91,300	NTT DOCOMO Inc(a)	2,076,644
6,582	Numericable-SFR (a)(c)	185,565
131,517	Orange SA(a)	1,994,327
262,000	PCCW Ltd(a)	141,633
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Communications — (continued)
54,097	Pearson PLC(a)	$ 542,462
14,394	ProSiebenSat.1 Media AG(a)	554,055
9,448	Proximus (a)	271,601
12,465	Publicis Groupe SA(a)	858,898
61,500	Rakuten Inc(a)(c)	602,568
2,746	RTL Group SA(a)	201,181
14,940	SBI Holdings Inc(a)	189,827
5,071	Schibsted ASA Class A(a)	116,061
5,688	Schibsted ASA Class B(a)	120,382
20,580	Seek Ltd(a)	220,415
23,649	SES SA(a)	520,346
102,200	Singapore Press Holdings Ltd(a)(b)(c)	248,535
527,100	Singapore Telecommunications Ltd(a)	1,322,197
67,983	Sky PLC(a)	828,363
63,400	SoftBank Group Corp(a)	4,195,435
126,385	Spark New Zealand Ltd(a)	299,055
41,800	StarHub Ltd(a)	80,918
11,400	Start Today Co Ltd(a)	196,380
1,668	Swisscom AG(a)	745,587
54,222	TDC A/S(a)(c)	277,962
22,195	Tele2 AB Class B(a)	177,471
398,651	Telecom Italia RNC(a)	289,339
690,522	Telecom Italia SpA(a)(b)(c)	609,691
199,235	Telefonaktiebolaget LM Ericsson Class B(a)	1,167,711
48,715	Telefonica Deutschland Holding AG(a)	208,228
307,583	Telefonica SA(a)	2,839,726
3,791	Telenet Group Holding NV(a)(c)	210,123
48,464	Telenor ASA(a)	723,408
167,453	TeliaSonera AB(a)	672,691
278,588	Telstra Corp Ltd(a)	1,023,724
20,469	TPG Telecom Ltd(a)(b)	100,486
7,100	Trend Micro Inc(a)(c)	252,006
8,097	United Internet AG(a)	315,966
67,529	Vivendi SA(a)	1,280,822
36,263	Vocus Communications Ltd(a)	100,983
1,737,203	Vodafone Group PLC(a)	4,274,003
19,799	Wolters Kluwer NV(a)(c)	716,116
84,627	WPP PLC(a)	1,882,215
90,400	Yahoo Japan Corp(a)	346,229
		53,249,925
Consumer, Cyclical — 12.58%
2,100	ABC-Mart Inc(a)(c)	118,801
11,443	Accor SA(a)	426,284
12,233	Adidas AG(a)	1,929,372
44,300	Aeon Co Ltd(a)	626,119
13,000	Aisin Seiki Co Ltd(a)(b)	562,503
83,000	ANA Holdings Inc(a)	223,272
36,471	Aristocrat Leisure Ltd(a)	406,893
10,500	Asics Corp(a)	209,243
13,400	Bandai Namco Holdings Inc(a)	368,834
64,088	Barratt Developments PLC(a)	364,271
21,619	Bayerische Motoren Werke AG(a)	2,013,515
8,436	Berkeley Group Holdings PLC(a)	291,521
Shares		Fair Value
Consumer, Cyclical — (continued)
43,300	Bridgestone Corp(a)	$ 1,557,968
22,566	Bunzl PLC(a)	585,569
28,970	Burberry Group PLC(a)	533,533
12,266	Carnival PLC(a)	621,364
82,000	Cathay Pacific Airways Ltd(a)(b)	107,612
3,623	Christian Dior SE(a)	759,064
34,586	Cie Financiere Richemont SA(a)	2,285,808
11,878	Cie Generale des Etablissements Michelin(a)	1,320,349
26,800	City Developments Ltd(a)	152,942
109,096	Compass Group PLC(a)	2,014,933
7,305	Continental AG(a)	1,407,362
23,402	Crown Resorts Ltd(a)	195,041
62,901	Daimler AG(a)	4,668,251
36,900	Daiwa House Industry Co Ltd(a)	1,006,277
31,600	Denso Corp(a)	1,366,905
14,020	Deutsche Lufthansa AG(a)	180,729
60,232	Dixons Carphone PLC(a)	262,990
3,969	Domino's Pizza Enterprises Ltd(a)	185,604
7,900	Don Quijote Holdings Co Ltd(a)	291,552
2,992	Dufry AG(a)(c)	372,426
10,759	Easy Jet PLC(a)(c)	132,951
16,476	Electrolux AB Class B(a)	407,963
5,400	FamilyMart Co Ltd(a)	359,316
3,500	Fast Retailing Co Ltd(a)	1,249,595
8,074	Ferrari NV(a)	470,074
56,912	Fiat Chrysler Automobiles NV(a)(c)	517,720
3,924	Flight Centre Travel Group Ltd(a)(b)	88,434
39,100	Fuji Heavy Industries Ltd(a)	1,593,106
160,000	Galaxy Entertainment Group Ltd(a)	692,980
400,500	Genting Singapore PLC(a)	249,271
112,228	GKN PLC(a)(c)	457,294
30,758	Harvey Norman Holdings Ltd(a)(c)	113,966
62,964	Hennes & Mauritz AB Class B(a)	1,745,432
1,743	Hermes International(a)	715,012
16,700	Hino Motors Ltd(a)	169,673
107,700	Honda Motor Co Ltd(a)	3,144,335
3,300	Hoshizaki Electric Co Ltd(a)	261,258
4,168	Hugo Boss AG(a)	254,453
10,056	Iida Group Holdings Co Ltd(a)	190,634
72,050	Inditex SA(a)	2,454,461
12,527	InterContinental Hotels Group PLC(a)	559,983
53,229	International Consolidated Airlines Group SA(a)	286,753
22,900	Isetan Mitsukoshi Holdings Ltd(a)	246,579
39,000	Isuzu Motors Ltd(a)	493,137
99,100	ITOCHU Corp(a)	1,312,160
16,600	J Front Retailing Co Ltd(a)	223,497
8,500	Japan Airlines Co Ltd(a)	248,037
6,055	Jardine Cycle & Carriage Ltd(a)	171,962
14,900	JTEKT Corp(a)	237,592
4,931	Kering (a)	1,106,045
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Cyclical — (continued)
150,784	Kingfisher PLC(a)	$ 649,455
7,500	Koito Manufacturing Co Ltd(a)(c)	396,075
4,300	Lawson Inc(a)	301,825
382,000	Li & Fung Ltd(a)	167,415
10,989	Luxottica Group SpA(a)	590,622
18,417	LVMH Moet Hennessy Louis Vuitton SE(a)	3,511,611
111,519	Marks & Spencer Group PLC(a)	480,254
111,900	Marubeni Corp(a)	632,915
14,500	Marui Group Co Ltd(a)	211,260
37,000	Mazda Motor Corp(a)	602,507
4,500	McDonald's Holdings Co Japan Ltd(a)	117,715
12,387	Melco Crown Entertainment Ltd ADR	196,953
45,603	Merlin Entertainments PLC(a)(d)	251,781
70,000	MGM China Holdings Ltd(a)	144,595
99,900	Mitsubishi Corp(a)	2,121,742
6,000	Mitsubishi Logistics Corp(a)(c)	84,590
47,100	Mitsubishi Motors Corp(a)	267,745
113,800	Mitsui & Co Ltd(a)	1,559,324
11,318	Mobileye NV(c)	431,442
9,480	Next PLC(a)	581,444
17,000	NGK Insulators Ltd(a)	329,067
11,600	NGK Spark Plug Co Ltd(a)(b)	257,111
7,400	Nintendo Co Ltd(a)	1,538,278
164,600	Nissan Motor Co Ltd(a)	1,651,126
5,200	Nitori Holdings Co Ltd(a)	592,878
7,000	NOK Corp(a)(c)	141,579
7,116	Nokian Renkaat OYJ(a)	264,559
14,100	Oriental Land Co Ltd(a)	795,827
5,120	Paddy Power Betfair PLC(a)	544,805
137,900	Panasonic Corp(a)	1,398,604
7,217	Pandora A/S(a)	942,108
19,491	Persimmon PLC(a)	425,011
31,461	Peugeot SA(a)(c)	512,413
9,800	Porsche Automobil Holding SE(a)	532,338
31,289	Qantas Airways Ltd(a)	74,954
12,515	Renault SA(a)	1,111,546
20,055	Rexel SA(a)	329,503
11,014	Ryanair Holdings PLC(c)	168,170
1,600	Ryohin Keikaku Co Ltd(a)	313,173
161,600	Sands China Ltd(a)	697,171
3,000	Sankyo Co Ltd(a)	96,725
10,739	Schaeffler AG(a)	158,468
1,478	SEB SA(a)	200,275
13,300	Sega Sammy Holdings Inc(a)	197,638
28,100	Sekisui Chemical Co Ltd(a)	447,311
40,700	Sekisui House Ltd(a)	676,202
96,000	Shangri-La Asia Ltd(a)	101,093
70,000	Sharp Corp(a)(c)	161,963
1,500	Shimamura Co Ltd(a)	187,024
4,800	Shimano Inc(a)	751,837
37,000	Singapore Airlines Ltd(a)	246,490
132,000	SJM Holdings Ltd(a)	103,004
6,219	Sodexo SA(a)	714,026
83,400	Sony Corp(a)	2,330,358
9,300	Stanley Electric Co Ltd(a)	253,357
77,400	Sumitomo Corp(a)	908,631
Shares		Fair Value
Consumer, Cyclical — (continued)
51,100	Sumitomo Electric Industries Ltd(a)	$ 735,805
10,800	Sumitomo Rubber Industries Ltd(a)	170,881
2,400	Sundrug Co Ltd(a)	165,939
22,600	Suzuki Motor Corp(a)	793,461
5,197	Swatch Group AG(a)	826,304
48,670	Tabcorp Holdings Ltd(a)	168,618
18,000	Takashimaya Co Ltd(a)	148,171
102,492	Tatts Group Ltd(a)	330,268
207,694	Taylor Wimpey PLC(a)	391,475
7,100	Toho Co Ltd(a)	200,283
3,800	Toyoda Gosei Co Ltd(a)(c)	88,689
10,600	Toyota Industries Corp(a)	503,980
174,855	Toyota Motor Corp(a)	10,251,472
13,600	Toyota Tsusho Corp(a)	353,494
15,083	Travis Perkins PLC(a)	269,443
2,400	Tsuruha Holdings Inc(a)	227,142
34,346	TUI AG(a)	491,317
14,800	USS Co Ltd(a)	235,110
15,603	Valeo SA(a)	895,737
2,027	Volkswagen AG(a)	290,926
100,479	Volvo AB Class B(a)	1,169,778
11,823	Whitbread PLC(a)	549,842
56,367	William Hill PLC(a)	201,260
16,428	Wolseley PLC(a)	1,002,671
109,200	Wynn Macau Ltd(a)	172,626
45,000	Yamada Denki Co Ltd(a)	242,300
10,800	Yamaha Corp(a)	329,320
17,800	Yamaha Motor Co Ltd(a)	390,337
8,700	Yokohama Rubber Co Ltd(a)	155,515
45,500	Yue Yuen Industrial Holdings Ltd(a)	164,924
5,510	Zalando SE(a)(c)(d)	209,900
		103,153,461
Consumer, Non-Cyclical — 22.65%
42,520	Abertis Infraestructuras SA(a)	594,070
6,548	Actelion Ltd(a)	1,415,079
10,732	Adecco SA(a)	700,551
11,025	AerCap Holdings NV(c)	458,750
36,000	Ajinomoto Co Inc(a)	724,412
12,200	Alfresa Holdings Corp(a)(c)	201,507
50,019	Anheuser-Busch InBev SA/NV	5,294,228
5,593	Aryzta AG(a)	245,960
25,000	Asahi Group Holdings Ltd(a)	787,128
32,675	Ashtead Group PLC(a)	634,816
23,296	Associated British Foods PLC(a)	785,774
139,500	Astellas Pharma Inc(a)	1,935,333
82,731	AstraZeneca PLC(a)	4,517,273
27,097	Atlantia SpA(a)	633,973
16,724	Babcock International Group PLC(a)	196,061
153	Barry Callebaut AG(a)	186,923
54,159	Bayer AG(a)	5,642,491
6,830	Beiersdorf AG(a)	578,557
4,100	Benesse Holdings Inc(a)	112,647
103,647	Brambles Ltd(a)	924,956
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
122,348	British American Tobacco PLC(a)	$ 6,933,416
18,261	Bureau Veritas SA(a)	353,430
5,500	Calbee Inc(a)	172,046
43,096	Capita PLC(a)	281,523
7,205	Carlsberg A/S Class B(a)	620,561
36,130	Carrefour SA(a)	869,868
3,820	Casino Guichard Perrachon SA(a)	183,034
6,564	CHR Hansen Holding A/S(a)	363,025
14,900	Chugai Pharmaceutical Co Ltd(a)	427,392
37,230	Coca-Cola Amatil Ltd(a)	271,518
14,000	Coca-Cola European Partners PLC(a)	441,859
12,579	Coca-Cola HBC AG(a)	273,526
3,511	Cochlear Ltd(a)	309,884
7,768	Coloplast A/S Class B(a)	523,242
4,446	Colruyt SA(a)	219,744
30,066	CSL Ltd(a)	2,174,373
6,500	Cyberdyne Inc(a)(b)(c)	91,657
34,000	Dai Nippon Printing Co Ltd(a)	335,466
40,200	Daiichi Sankyo Co Ltd(a)	820,853
38,934	Danone SA(a)	2,463,696
164,429	Diageo PLC(a)	4,265,923
37,679	Distribuidora Internacional de Alimentacion SA(a)	184,800
12,899	Edenred (a)	255,408
16,600	Eisai Co Ltd(a)	951,303
13,290	Essilor International SA(a)	1,499,492
718	Eurofins Scientific SE(a)	305,901
61,746	Experian PLC(a)	1,194,751
163,500	First Pacific Co Ltd(a)	114,058
14,107	Fresenius Medical Care AG & Co KGaA(a)	1,192,340
27,035	Fresenius SE(a)	2,109,030
2,509	Frutarom Industries Ltd(a)	128,065
96,870	G4S PLC(a)	279,873
261	Galenica AG(a)	294,107
3,698	Genmab A/S(a)(c)	612,583
13,148	Getinge AB Class B(a)	210,670
319,360	GlaxoSmithKline PLC(a)	6,132,502
518,400	Golden Agri-Resources Ltd(a)	153,486
20,092	Grifols SA(a)	398,855
117,051	Healthscope Ltd(a)	192,953
6,580	Heineken Holding NV(a)	457,579
15,315	Heineken NV(a)	1,147,678
6,863	Henkel AG & Co KGaA(a)	714,258
9,292	Hikma Pharmaceuticals PLC(a)	216,462
4,200	Hisamitsu Pharmaceutical Co Inc(a)	209,777
278,400	Hutchison Port Holdings Trust(a)	120,803
5,505	ICA Gruppen AB(a)(b)(c)	167,560
63,323	Imperial Tobacco Group PLC(a)	2,759,278
10,567	Intertek Group PLC(a)	452,754
10,848	ISS A/S(a)	365,609
89,073	J Sainsbury PLC(a)	273,653
72,700	Japan Tobacco Inc(a)	2,386,279
15,529	Jeronimo Martins SGPS SA(a)	240,850
32,600	Kao Corp(a)	1,543,117
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,223	Kerry Group PLC Class A	$ 730,691
10,000	Kikkoman Corp(a)	319,063
53,400	Kirin Holdings Co Ltd(a)	866,748
84,381	Koninklijke Ahold NV(a)	1,777,323
1,900	Kose Corp(a)(c)	157,526
17,600	Kyowa Hakko Kirin Co Ltd(a)	242,763
71	Lindt & Sprungli AG(a)	756,451
16,000	Lion Corp(a)	262,262
16,473	L'Oreal SA(a)	3,002,467
24,750	Marine Harvest ASA(a)	447,492
23,927	Mediclinic International PLC(a)(b)	227,208
11,100	Medipal Holdings Corp(a)(c)	174,849
7,500	MEIJI Holdings Co Ltd(a)	586,712
8,363	Merck KGaA(a)	870,766
11,828	Metro AG(a)	393,130
3,200	Miraca Holdings Inc(a)	143,123
14,100	Mitsubishi Tanabe Pharma Corp(a)	276,077
204,284	Nestle SA(a)	14,634,413
12,000	NH Foods Ltd(a)(c)	323,719
13,425	Nisshin Seifun Group Inc(a)(c)	201,159
3,800	Nissin Foods Holdings Co Ltd(a)	199,324
146,469	Novartis AG(a)	10,651,738
125,738	Novo Nordisk A/S Class B(a)	4,510,497
19,100	Olympus Corp(a)	658,086
27,500	Ono Pharmaceutical Co Ltd(a)	599,352
6,982	Orion Oyj Class B(a)	310,224
54,572	Orkla ASA(a)	493,807
25,900	Otsuka Holdings Co Ltd(a)	1,128,215
6,600	Park24 Co Ltd(a)	178,724
14,062	Pernod Ricard SA(a)	1,521,796
1,500	Pola Orbis Holdings Inc(a)	123,665
15,296	Qiagen NV(a)(c)	428,647
9,057	Ramsay Health Care Ltd(a)	445,303
8,261	Randstad Holding NV(a)	447,480
41,488	Reckitt Benckiser Group PLC(a)	3,513,876
23,500	Recruit Holdings Co Ltd(a)	941,795
64,892	RELX NV(a)	1,091,479
72,010	RELX PLC(a)(c)	1,282,377
1,482	Remy Cointreau SA(a)	126,323
46,045	Roche Holding AG(a)	10,496,076
24,649	Ryman Healthcare Ltd(a)(c)	138,790
76,113	Sanofi (a)	6,154,912
24,600	Santen Pharmaceutical Co Ltd(a)	300,152
14,000	Secom Co Ltd(a)	1,022,897
21,452	Securitas AB Class B(a)	336,493
49,900	Seven & i Holdings Co Ltd(a)	1,897,656
359	SGS SA(a)	729,403
16,000	Shimadzu Corp(a)	254,192
20,000	Shionogi & Co Ltd(a)	955,859
59,258	Shire PLC(a)	3,383,246
24,900	Shiseido Co Ltd(a)	629,323
58,849	Smith & Nephew PLC(a)	882,560
1,841	Societe BIC SA(a)	250,150
4,600	Sohgo Security Services Co Ltd(a)(c)	176,565
25,551	Sonic Healthcare Ltd(a)	393,230
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,609	Sonova Holding AG(a)	$ 436,652
10,700	Sumitomo Dainippon Pharma Co Ltd(a)(b)	183,658
9,100	Suntory Beverage & Food Ltd(a)	376,937
5,160	Suzuken Co Ltd(a)	168,539
40,569	Svenska Cellulosa AB SCA Class B(a)	1,141,876
12,116	Swedish Match AB(a)	384,416
10,100	Sysmex Corp(a)	583,573
2,200	Taisho Pharmaceutical Holdings Co Ltd(a)	182,378
47,000	Takeda Pharmaceutical Co Ltd(a)	1,949,844
977	Taro Pharmaceutical Industries Ltd(b)(c)	102,849
32,585	Tate & Lyle PLC(a)	283,377
21,700	Terumo Corp(a)	799,978
545,387	Tesco PLC(a)(c)	1,390,299
59,940	Teva Pharmaceutical Industries Ltd Sponsored ADR	2,172,825
37,000	Toppan Printing Co Ltd(a)	352,802
6,200	Toyo Suisan Kaisha Ltd(a)	224,312
134,601	Transurban Group(a)	1,001,744
51,258	Treasury Wine Estates Ltd(a)	394,310
8,376	UCB SA(a)	535,906
26,200	Unicharm Corp(a)	572,215
106,533	Unilever NV(a)	4,376,267
84,773	Unilever PLC(a)	3,427,708
74,402	Wesfarmers Ltd(a)	2,258,249
544,500	WH Group Ltd(a)(d)	438,920
8,765	William Demant Holding A/S(a)(c)	152,243
120,900	Wilmar International Ltd(a)	298,678
138,227	WM Morrison Supermarkets PLC(a)(b)	392,436
84,566	Woolworths Ltd(a)	1,467,869
5,600	Yakult Honsha Co Ltd(a)(b)	259,092
8,000	Yamazaki Baking Co Ltd(a)(c)	154,235
		185,744,700
Diversified — 0.61%
357	Bollore SA(c)	1,229
62,450	Bollore SA(a)(c)	219,892
175,424	CK Hutchison Holdings Ltd(a)	1,980,267
11,639	Industrivarden AB Class C(a)(c)	216,459
15,779	Jardine Matheson Holdings Ltd(a)	870,650
100,000	Keppel Corp Ltd(a)	397,994
109,724	NWS Holdings Ltd(a)	178,365
36,500	Swire Pacific Ltd Class A(a)	347,326
1,992	Wendel SA(a)	239,707
87,300	Wharf Holdings Ltd(a)	578,273
		5,030,162
Energy — 5.35%
72,879	APA Group(a)	449,906
1,250,592	BP PLC(a)	7,831,504
16,543	Caltex Australia Ltd(a)	362,717
Shares		Fair Value
Energy — (continued)
5,727	DCC PLC(a)	$ 363,305
168,028	Eni SpA(a)	2,723,923
29,829	Galp Energia SGPS SA(a)	444,699
6,500	Idemitsu Kosan Co Ltd(a)	172,415
9,200	Innogy SE(c)(d)	319,683
62,100	Inpex Corp(a)	620,740
140,000	JX Holdings Inc(a)	591,559
4,454	Koninklijke Vopak NV(a)	210,141
11,956	Lundin Petroleum AB(a)(c)	259,106
8,403	Neste OYJ(a)	321,563
91,313	Oil Search Ltd(a)	469,968
10,131	OMV AG(a)	357,156
14,456	Petrofac Ltd(a)	154,614
72,966	Repsol SA(a)	1,025,405
283,625	Royal Dutch Shell PLC Class A(a)	7,827,356
245,509	Royal Dutch Shell PLC Class B(a)	7,052,485
399,074	Saipem SpA(a)(c)	223,208
108,531	Santos Ltd(a)	312,639
10,500	Showa Shell Sekiyu KK(a)	97,550
73,233	Statoil ASA(a)	1,336,626
6,825	Technip SA(a)	486,158
21,000	TonenGeneral Sekiyu KK(a)	221,135
148,292	Total SA(a)	7,606,233
14,103	Vestas Wind Systems A/S(a)	913,375
49,669	Woodside Petroleum Ltd(a)	1,112,503
		43,867,672
Financial — 23.85%
64,584	3i Group PLC(a)	558,284
54,569	Aberdeen Asset Management PLC(a)	172,470
15,203	ABN AMRO Group NV(a)(d)	336,622
25,100	Acom Co Ltd(a)(c)	109,604
13,327	Admiral Group PLC(a)	299,550
118,264	Aegon NV(a)	649,703
7,200	AEON Financial Service Co Ltd(a)	127,527
6,710	Aeon Mall Co Ltd(a)	94,294
13,390	Ageas (a)	529,266
788,200	AIA Group Ltd(a)	4,415,371
29,858	Allianz SE(a)	4,927,718
190,709	AMP Ltd(a)	691,673
80,000	Aozora Bank Ltd(a)	282,661
132,975	Ascendas REIT(a)	207,899
76,131	Assicurazioni Generali SpA(a)	1,128,445
12,855	ASX Ltd(a)	460,532
190,303	Australia & New Zealand Banking Group Ltd(a)	4,165,965
269,439	Aviva PLC(a)	1,604,628
128,388	AXA SA(a)	3,236,519
3,061	Azrieli Group(a)(b)	132,849
3,285	Baloise Holding AG(a)	413,368
428,347	Banco Bilbao Vizcaya Argentaria SA(a)	2,886,605
336,729	Banco de Sabadell SA(a)	467,912
106,001	Banco Espirito Santo SA(a)(c)	188
209,605	Banco Popular Espanol SA(a)(b)	201,954
953,739	Banco Santander SA(a)(c)	4,961,627
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Financial — (continued)
70,173	Bank Hapoalim BM(a)	$ 416,513
89,582	Bank Leumi Le-Israel BM(a)(c)	368,145
77,082	Bank of East Asia Ltd(a)(b)	294,269
1,794,615	Bank of Ireland(a)(c)	439,535
19,000	Bank of Kyoto Ltd(a)	140,839
25,220	Bank of Queensland Ltd(a)	215,531
306,844	Bankia SA(a)	312,689
45,336	Bankinter SA(a)	350,605
1,119,126	Barclays PLC(a)	3,070,602
28,426	Bendigo & Adelaide Bank Ltd(a)	260,035
69,976	BNP Paribas SA(a)	4,453,141
245,000	BOC Hong Kong Holdings Ltd(a)	872,582
63,386	British Land Co PLC REIT(a)	491,520
211,747	CaixaBank SA(a)(b)	697,872
146,200	CapitaLand Commercial Trust REIT(a)(c)	148,944
176,600	CapitaLand Ltd(a)	366,995
151,900	CapitaLand Mall Trust REIT(a)(c)	197,022
35,861	Challenger Ltd(a)(c)	289,754
176,924	Cheung Kong Property Holdings Ltd(a)	1,080,474
44,000	Chiba Bank Ltd(a)(c)	269,726
11,700	Chugoku Bank Ltd(a)(c)	167,797
12,603	CNP Assurances(a)	233,274
67,479	Commerzbank AG(a)	513,773
112,784	Commonwealth Bank of Australia(a)	6,690,824
79,100	Concordia Financial Group Ltd(a)	380,639
68,577	Credit Agricole SA(a)	848,896
11,100	Credit Saison Co Ltd(a)	197,534
121,975	Credit Suisse Group AG(a)	1,743,149
70,700	Dai-ichi Life Insurance Co Ltd(a)	1,175,492
4,700	Daito Trust Construction Co Ltd(a)	706,588
80	Daiwa House REIT Investment Corp(a)	202,813
108,000	Daiwa Securities Group Inc(a)	665,035
45,358	Danske Bank A/S(a)	1,372,250
118,778	DBS Group Holdings Ltd(a)	1,417,121
30,494	Deutsche Annington Immobilien SE(a)(c)	990,063
91,998	Deutsche Bank AG(a)(c)	1,668,789
12,892	Deutsche Boerse AG(a)(c)	1,049,098
22,563	Deutsche Wohnen AG(a)	707,725
66,222	Dexus Property Group REIT(a)	459,396
90,876	Direct Line Insurance Group PLC(a)	413,761
63,131	DNB ASA(a)	937,199
18,603	Erste Group Bank AG(a)	543,901
2,707	Eurazeo SA(a)	158,256
7,453	EXOR NV(a)(c)	320,532
2,042	Fonciere Des Regions REIT(a)	178,044
56,000	Fukuoka Financial Group Inc(a)	248,359
2,676	Gecina SA(a)(c)	369,605
12,726	Gjensidige Forsikring ASA(a)	201,753
173,000	Global Logistic Properties Ltd(a)	261,959
Shares		Fair Value
Financial — (continued)
115,026	Goodman Group REIT(a)	$ 590,732
119,138	GPT Group REIT(a)	431,941
5,296	Groupe Bruxelles Lambert SA(a)	443,711
25,000	Hachijuni Bank Ltd(a)	144,659
51,778	Hammerson PLC REIT(a)	364,592
58,000	Hang Lung Group Ltd(a)	201,254
140,000	Hang Lung Properties Ltd(a)	295,211
49,300	Hang Seng Bank Ltd(a)	914,248
4,074	Hannover Rueck SE(a)	440,105
17,506	Hargreaves Lansdown PLC(a)	260,283
74,824	Henderson Land Development Co Ltd(a)	396,566
31,000	Hiroshima Bank Ltd(a)(c)	144,454
76,715	Hong Kong Exchanges & Clearing Ltd(a)	1,804,212
76,100	Hongkong Land Holdings Ltd(a)	479,410
1,315,899	HSBC Holdings PLC(a)	10,615,932
18,300	Hulic Co Ltd(a)(c)	162,365
40,000	Hysan Development Co Ltd(a)	164,962
2,236	ICADE REIT(a)	159,366
255,603	ING Groep NV(a)	3,598,585
157,567	Insurance Australia Group Ltd(a)(c)	679,482
59,822	Intesa Sanpaolo RNC(a)(b)(c)	140,115
829,025	Intesa Sanpaolo SpA(a)	2,100,046
64,971	Intu Properties PLC REIT(a)	224,962
42,339	Investec PLC(a)	277,427
29,846	Investor AB Class B(a)	1,112,066
34,800	Japan Exchange Group Inc(a)	496,328
25,900	Japan Post Bank Co Ltd(a)	310,374
28,500	Japan Post Holdings Co Ltd(a)	354,867
57	Japan Prime Realty Investment Corp REIT(a)	224,883
84	Japan Real Estate Investment Corp REIT(a)	458,750
171	Japan Retail Fund Investment Corp REIT(a)	346,654
14,886	Julius Baer Group Ltd(a)	659,475
16,162	KBC Groep NV(a)	998,618
47,500	Kerry Properties Ltd(a)	128,451
16,220	Kinnevik AB Class B(a)	387,418
14,258	Klepierre REIT(a)	559,465
20,000	Kyushu Financial Group Inc(a)	135,510
51,053	Land Securities Group PLC REIT(a)	670,065
2,488	LE Lundbergforetagen AB Class B(a)(c)	152,324
385,838	Legal & General Group PLC(a)	1,174,940
146,000	Link REIT(a)	946,529
4,242,853	Lloyds Banking Group PLC(a)	3,257,489
20,534	London Stock Exchange Group PLC(a)	733,661
20,462	Macquarie Group Ltd(a)	1,281,785
72,881	Mapfre SA(a)	222,003
52,650	Mebuki Financial Group Inc(a)	194,591
178,708	Medibank Private Ltd(a)	363,075
36,406	Mediobanca SpA	297,194
250,802	Mirvac Group REIT(a)	385,156
82,000	Mitsubishi Estate Co Ltd(a)	1,628,903
823,600	Mitsubishi UFJ Financial Group Inc(a)	5,079,409
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Financial — (continued)
31,900	Mitsubishi UFJ Lease & Finance Co Ltd(a)(c)	$ 164,532
59,000	Mitsui Fudosan Co Ltd(a)	1,365,880
8,477	Mizrahi Tefahot Bank Ltd(a)(c)	123,803
1,561,800	Mizuho Financial Group Inc(a)	2,802,705
32,800	MS&AD Insurance Group Holdings Inc(a)	1,015,736
10,609	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	2,003,813
174,234	National Australia Bank Ltd(a)	3,848,575
62,424	Natixis SA(a)	351,533
399,544	New World Development Co Ltd(a)	420,962
19,168	NEX Group PLC	109,704
91	Nippon Building Fund Inc REIT(a)	504,474
110	Nippon Prologis REIT Inc(a)	224,936
21,552	NN Group NV(a)	729,592
237,800	Nomura Holdings Inc(a)	1,405,913
8,400	Nomura Real Estate Holdings Inc(a)	142,548
231	Nomura Real Estate Master Fund Inc REIT(a)	349,626
198,355	Nordea Bank AB(a)(c)	2,197,897
321,783	Old Mutual PLC(a)	820,146
88,000	ORIX Corp(a)	1,369,654
206,666	Oversea-Chinese Banking Corp Ltd(a)	1,269,269
2,065	Pargesa Holding SA(a)	134,223
1,137	Partners Group Holding AG(a)	532,273
33,799	Poste Italiane SpA(d)	224,323
9,875	Provident Financial PLC(a)	345,233
169,919	Prudential PLC(a)	3,390,133
88,667	QBE Insurance Group Ltd(a)	792,219
7,232	Raiffeisen Bank International AG(a)(c)	131,832
3,507	REA Group Ltd(a)	139,369
145,300	Resona Holdings Inc(a)	744,665
227,908	Royal Bank of Scotland Group PLC(a)(c)	629,469
67,402	RSA Insurance Group PLC(a)	485,645
29,912	Sampo OYJ Class A(a)	1,337,150
356,337	Scentre Group REIT(a)	1,192,835
8,153	Schroders PLC(a)	299,345
11,012	SCOR SE(a)	380,034
52,317	Segro PLC REIT(a)	295,843
36,500	Seven Bank Ltd(a)(b)	104,367
127,000	Shinsei Bank Ltd(a)	212,515
37,000	Shizuoka Bank Ltd(a)(c)	310,524
55,000	Singapore Exchange Ltd(a)	271,217
206,800	Sino Land Co Ltd(a)	308,349
99,905	Skandinaviska Enskilda Banken AB(a)	1,044,027
50,783	Societe Generale SA Class A(a)	2,497,862
22,950	Sompo Japan Nipponkoa Holdings Inc(a)	775,052
11,100	Sony Financial Holdings Inc(a)	173,032
33,704	St James's Place PLC(a)	420,004
216,524	Standard Chartered PLC(a)(c)	1,765,481
127,743	Standard Life PLC(a)	584,806
Shares		Fair Value
Financial — (continued)
158,195	Stockland (a)(c)	$ 522,627
88,700	Sumitomo Mitsui Financial Group Inc(a)	3,377,960
21,486	Sumitomo Mitsui Trust Holdings Inc(a)	768,741
23,000	Sumitomo Realty & Development Co Ltd(a)	610,589
94,000	Sun Hung Kai Properties Ltd(a)	1,183,693
83,143	Suncorp Group Ltd(a)	809,576
158,100	Suntec REIT(a)	179,913
11,100	Suruga Bank Ltd(a)(c)	247,835
97,114	Svenska Handelsbanken AB Class A(a)	1,345,073
58,999	Swedbank AB Class A(a)	1,421,551
81,600	Swire Properties Ltd(a)	224,636
2,041	Swiss Life Holding AG(a)	576,540
4,806	Swiss Prime Site AG(a)	393,259
22,097	Swiss Re AG(a)	2,090,662
38,200	T&D Holdings Inc(a)	504,141
45,200	Tokio Marine Holdings Inc(a)	1,850,627
13,000	Tokyo Tatemono Co Ltd(a)	173,556
31,400	Tokyu Fudosan Holdings Corp(a)	184,932
15,664	TP ICAP PLC	83,626
6,902	Tryg A/S(a)	124,640
238,459	UBS Group AG(a)	3,728,416
6,520	Unibail-Rodamco SE REIT(a)	1,553,753
329,279	UniCredit SpA(a)(b)	945,604
68,421	UnipolSai SpA(a)(b)	145,937
86,061	United Overseas Bank Ltd(a)	1,209,062
186	United Urban Investment Corp REIT(a)	283,736
30,500	UOL Group Ltd(a)(c)	125,738
214,476	Vicinity Centres REIT(a)	462,522
131,789	Westfield Corp REIT(a)	891,085
218,163	Westpac Banking Corp(a)	5,121,148
53,000	Wheelock & Co Ltd(a)	297,449
88,589	Worldpay Group PLC(a)(d)	293,853
13,000	Yamaguchi Financial Group Inc(a)	141,532
9,935	Zurich Insurance Group AG(a)	2,730,335
		195,565,727
Industrial — 12.13%
123,457	ABB Ltd(a)	2,597,748
12,714	ACS Actividades de Construccion y Servicios SA(a)	401,225
4,520	Aena SA(a)(d)	615,812
2,002	Aeroports de Paris(a)(c)	214,389
38,310	Airbus Group SE(a)	2,530,334
20,298	Alfa Laval AB(a)	334,823
12,400	Alps Electric Co Ltd(a)	297,947
10,286	Alstom SA(a)(c)	282,852
21,500	Amada Holdings Co Ltd(a)	239,522
77,394	Amcor Ltd(a)	832,980
4,766	Andritz AG(a)	238,843
253	AP Moeller - Maersk A/S Class A(a)	381,807
409	AP Moeller - Maersk A/S Class B(a)	651,931
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Industrial — (continued)
65,000	Asahi Glass Co Ltd(a)	$ 441,003
66,825	Assa Abloy AB Class B(a)	1,236,505
43,789	Atlas Copco AB Class A(a)	1,328,408
26,019	Atlas Copco AB Class B(a)(c)	707,390
59,546	Auckland International Airport Ltd(a)	258,281
130,723	Aurizon Holdings Ltd(a)	475,286
209,854	BAE Systems PLC(a)	1,525,102
65,599	Boral Ltd(a)	255,383
5,998	Boskalis Westminster NV(a)	208,084
13,994	Bouygues SA(a)	500,977
15,700	Brother Industries Ltd(a)	282,246
14,900	Casio Computer Co Ltd(a)	209,988
9,600	Central Japan Railway Co(a)	1,576,221
44,000	Cheung Kong Infrastructure Holdings Ltd(a)	349,465
31,582	Cie de Saint-Gobain(a)	1,469,117
6,876	CIMIC Group Ltd(a)	173,008
65,991	CNH Industrial NV(a)	572,606
119,538	Cobham PLC(a)	240,537
151,100	ComfortDelGro Corp Ltd(a)	256,760
54,481	CRH PLC(a)	1,879,195
15,300	Daikin Industries Ltd(a)	1,401,616
149	Dassault Aviation SA(a)	166,302
64,082	Deutsche Post AG(a)	2,101,579
12,705	DSV A/S(a)	564,232
22,100	East Japan Railway Co(a)	1,905,434
3,704	Eiffage SA(a)(c)	257,990
1,539	Elbit Systems Ltd(a)	155,468
12,700	FANUC Corp(a)	2,124,640
32,067	Ferrovial SA(a)(c)	571,893
26,809	Finmeccanica SpA(a)(c)	375,469
46,330	Fletcher Building Ltd(a)	340,421
2,391	Fraport AG Frankfurt Airport Services Worldwide(a)(b)	141,089
32,000	Fuji Electric Co Ltd(a)	165,238
29,100	FUJIFILM Holdings Corp(a)	1,101,895
12,238	GEA Group AG(a)(c)	491,118
2,540	Geberit AG(a)	1,016,906
30,954	Groupe Eurotunnel SE(a)	294,062
8,900	Hamamatsu Photonics KK(a)	233,761
15,600	Hankyu Hanshin Holdings Inc(a)(c)	499,525
9,222	HeidelbergCement AG(a)	858,387
17,149	Hexagon AB Class B(a)	610,778
1,980	Hirose Electric Co Ltd(a)(c)	244,858
7,600	Hitachi Construction Machinery Co Ltd(a)	164,304
4,600	Hitachi High-Technologies Corp(a)	185,014
322,000	Hitachi Ltd(a)	1,736,270
1,345	HOCHTIEF AG(a)	187,780
29,459	Holcim Ltd(a)	1,546,364
26,300	Hoya Corp(a)	1,102,744
29,112	Husqvarna AB Class B(a)	225,883
95,000	IHI Corp(a)(c)	246,041
2,215	Imerys SA(a)	167,814
18,204	IMI PLC(a)	232,585
28,568	James Hardie Industries PLC(a)	450,959
3,100	Japan Airport Terminal Co Ltd(a)	112,016
Shares		Fair Value
Industrial — (continued)
14,000	JGC Corp(a)	$ 253,628
59,000	Kajima Corp(a)	407,520
15,000	Kamigumi Co Ltd(a)	142,865
97,000	Kawasaki Heavy Industries Ltd(a)	303,626
33,000	Keihan Electric Railway Co Ltd(a)(c)	216,461
30,000	Keikyu Corp(a)	347,495
37,000	Keio Corp(a)(c)	303,925
9,500	Keisei Electric Railway Co Ltd(a)(c)	230,032
2,990	Keyence Corp(a)	2,045,906
118,000	Kintetsu Group Holdings Co Ltd(a)	449,661
60,500	Komatsu Ltd(a)	1,370,334
22,092	Kone OYJ Class B(a)	987,153
30,000	Konica Minolta Inc(a)	297,321
60,317	Koninklijke Philips NV(a)(c)	1,844,013
70,900	Kubota Corp(a)	1,010,383
3,526	Kuehne + Nagel International AG(a)	465,428
7,500	Kurita Water Industries Ltd(a)	165,005
21,600	Kyocera Corp(a)	1,070,940
17,540	Legrand SA(a)	995,139
37,386	Lend Lease Group(a)	392,874
17,600	LIXIL Group Corp(a)	398,909
3,300	Mabuchi Motor Co Ltd(a)	171,481
7,300	Makita Corp(a)	487,778
2,533	MAN SE Class A(a)	251,417
4,000	Maruichi Steel Tube Ltd(a)	129,985
53,087	Meggitt PLC(a)	299,729
7,962	Metso OYJ(a)	226,511
21,100	Minebea Co Ltd(a)(b)	196,889
18,000	MISUMI Group Inc(a)	295,681
125,000	Mitsubishi Electric Corp(a)	1,738,646
209,000	Mitsubishi Heavy Industries Ltd(a)	950,123
71,000	Mitsui OSK Lines Ltd(a)	195,965
94,065	MTR Corp Ltd(a)	456,049
12,500	Murata Manufacturing Co Ltd(a)	1,669,209
7,900	Nabtesco Corp(a)	183,130
59,000	Nagoya Railroad Co Ltd(a)	284,864
168,000	NEC Corp(a)	444,347
15,500	Nidec Corp(a)	1,334,406
21,700	Nikon Corp(a)	337,011
26,000	Nippon Electric Glass Co Ltd(a)	140,282
53,000	Nippon Express Co Ltd(a)	284,571
98,000	Nippon Yusen KK(a)	181,485
28,700	NSK Ltd(a)	331,470
42,600	Obayashi Corp(a)	406,717
18,500	Odakyu Electric Railway Co Ltd(a)	365,559
12,900	Omron Corp(a)	492,973
24,040	Orica Ltd(a)	305,528
5,744	OSRAM Licht AG(a)	300,788
12,458	Prysmian SpA(a)	319,304
2,300	Rinnai Corp(a)	185,066
122,227	Rolls-Royce Holdings PLC(a)	1,003,166
61,769	Royal Mail PLC(a)	350,931
20,794	Safran SA(a)	1,495,591
70,408	Sandvik AB(a)	868,558
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Industrial — (continued)
44,200	SATS Ltd	$ 148,030
4,262	Schindler Holding AG(a)	748,440
36,910	Schneider Electric SE(a)	2,564,090
11,100	Seibu Holdings Inc(a)	198,733
69,000	Sembcorp Industries Ltd(a)	135,315
35,000	Shimizu Corp Class A(a)	319,479
50,112	Siemens AG(a)	6,135,732
140	Sika AG(a)	671,700
110,600	Singapore Technologies Engineering Ltd(a)	245,653
21,783	Skanska AB Class B(a)	512,867
26,830	SKF AB Class B(a)	491,959
3,700	SMC Corp(a)	880,321
24,484	Smiths Group PLC(a)	425,898
37,000	Sumitomo Heavy Industries Ltd(a)	237,583
72,922	Sydney Airport(a)	314,764
82,000	Taiheiyo Cement Corp(a)	258,517
69,000	Taisei Corp(a)	481,825
91,000	Techtronic Industries Co Ltd(a)	325,641
31,156	Tenaris SA(a)	556,153
6,624	Thales SA(a)	641,740
7,700	THK Co Ltd(a)	170,043
61,000	Tobu Railway Co Ltd(a)(c)	302,400
68,000	Tokyu Corp(a)	498,995
263,000	Toshiba Corp(a)(c)	635,288
9,600	TOTO Ltd(a)	379,186
11,100	Toyo Seikan Group Holdings Ltd(a)(c)	206,413
33,087	Vinci SA(a)	2,250,739
9,703	Wartsila OYJ Abp(a)	435,049
14,970	Weir Group PLC(a)	347,709
10,900	West Japan Railway Co(a)	667,690
23,900	Yamato Holdings Co Ltd(a)	484,477
143,900	Yangzijiang Shipbuilding Holdings Ltd(a)	80,686
15,600	Yaskawa Electric Corp(a)	241,877
14,300	Yokogawa Electric Corp(a)	206,454
10,377	Zardoya Otis SA(a)(b)	87,570
12,926	Zodiac Aerospace(a)	296,407
		99,515,461
Technology — 3.02%
28,360	Amadeus IT Holding SA Class A(a)	1,286,248
16,900	ASM Pacific Technology Ltd(a)	178,724
24,329	ASML Holding NV(a)	2,726,571
5,818	Atos SE(a)	613,205
70,700	Canon Inc(a)	1,991,066
10,490	Cap Gemini SA(a)	883,777
8,443	Check Point Software Technologies Ltd(c)	713,096
28,883	Computershare Ltd(a)	259,141
8,459	Dassault Systemes(a)	643,868
6,900	DeNA Co Ltd(a)	150,800
122,000	Fujitsu Ltd(a)	675,581
4,991	Gemalto NV(a)	288,238
75,314	Infineon Technologies AG(a)	1,302,747
3,654	Ingenico Group(a)	291,538
6,300	Konami Corp(a)	254,257
Shares		Fair Value
Technology — (continued)
11,300	Nexon Co Ltd(a)	$ 163,298
8,723	Nomura Research Institute Ltd(a)	265,106
8,500	NTT Data Corp(a)	410,649
19,563	NXP Semiconductors NV(c)	1,917,370
4,100	Obic Co Ltd(a)	178,825
2,600	Oracle Corp Japan(a)	130,791
3,600	Otsuka Corp(a)	167,919
43,500	Ricoh Co Ltd(a)	367,479
6,000	Rohm Co Ltd(a)	344,238
73,233	Sage Group PLC(a)	589,886
64,361	SAP SE(a)	5,567,570
18,000	Seiko Epson Corp(a)	380,026
44,240	STMicroelectronics NV(a)(b)	501,438
8,100	TDK Corp(a)	555,403
10,300	Tokyo Electron Ltd(a)	968,709
		24,767,564
Utilities — 3.30%
45,491	AGL Energy Ltd(a)	723,784
114,571	AusNet Services(a)	130,428
353,654	Centrica PLC(a)	1,018,111
43,800	Chubu Electric Power Co Inc(a)	609,494
19,100	Chugoku Electric Power Co Inc(a)(c)	223,558
110,000	CLP Holdings Ltd(a)	1,008,797
43,089	Contact Energy Ltd(a)	139,337
5,505	DONG Energy A/S(a)(c)(d)	208,235
144,402	Duet Group(a)	285,171
133,732	E.ON SE(a)	940,800
157,939	EDP - Energias de Portugal SA(a)	480,696
8,900	Electric Power Development Co Ltd(a)(b)	204,269
17,408	Electricite de France SA(a)(b)	177,125
14,959	Enagas SA(a)	379,111
21,377	Endesa SA(a)	452,084
505,363	Enel SpA(a)(c)	2,221,432
29,165	Fortum OYJ(a)(c)	445,823
23,515	Gas Natural SDG SA(a)	442,396
96,732	GDF Suez(a)(c)	1,231,301
179,000	HK Electric Investments & HK Electric Investments Ltd(a)(d)	147,569
10,700	Hokuriku Electric Power Co(a)(c)	119,680
488,297	Hong Kong & China Gas Co Ltd(a)	862,426
357,135	Iberdrola SA(a)(b)	2,338,485
46,300	Kansai Electric Power Co Inc(a)(c)	504,747
27,400	Kyushu Electric Power Co Inc(a)(c)	296,837
77,682	Meridian Energy Ltd(a)	140,133
49,395	Mighty River Power Ltd(a)	101,475
243,884	National Grid PLC(a)	2,849,197
111,397	Origin Energy Ltd(a)	527,048
123,000	Osaka Gas Co Ltd(a)	471,959
89,500	Power Assets Holdings Ltd(a)	787,338
29,291	Red Electrica Corp SA(a)	551,849
32,117	RWE AG(a)(c)	398,530
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Shares		Fair Value
Utilities — (continued)
15,776	Severn Trent PLC(a)	$ 430,948
158,505	Snam SpA(a)	651,910
66,370	SSE PLC(a)	1,266,465
22,218	Suez Environnement Co(a)	327,372
101,648	Terna Rete Elettrica Nazionale SpA(a)	464,873
26,000	Toho Gas Co Ltd(a)	211,168
23,900	Tohoku Electric Power Co Inc(a)	301,282
97,400	Tokyo Electric Power Co Inc(a)(c)	392,006
131,000	Tokyo Gas Co Ltd(a)	591,352
45,324	United Utilities Group PLC(a)	502,109
29,690	Veolia Environnement SA(a)	504,490
		27,063,200
TOTAL COMMON STOCK — 96.76% (Cost $784,160,075)		$793,543,583
PREFERRED STOCK
Consumer, Cyclical — 0.25%
3,860	Bayerische Motoren Werke AG(a)	294,790
12,293	Volkswagen AG(a)	1,720,007
		2,014,797
Consumer, Non-Cyclical — 0.17%
11,768	Henkel AG & Co KGaA(a)	1,400,865
TOTAL PREFERRED STOCK — 0.42% (Cost $3,628,217)		$ 3,415,662
RIGHTS
Energy — 0.00%(e)
72,966	Repsol SA(c)	27,035
TOTAL RIGHTS — 0.00%(e) (Cost $34,201)		$ 27,035
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.71%
$22,200,000	Federal Home Loan Mortgage Corp 0.46%, 01/03/2017	$ 22,199,167
Repurchase Agreements — 0.79%
1,538,767	Undivided interest of 1.59% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,808,257) with HSBC Securities (USA) Inc, 0.46%, dated 12/30/16 to be repurchased at $1,538,767 on 1/3/17 collateralized by U.S. Treasury securities, 1.38% - 3.75%, 11/30/18 - 11/15/43, with a value of $98,739,913.(f)	1,538,767
1,538,767	Undivided interest of 1.59% in a repurchase agreement (principal amount/value $96,803,309 with a maturity value of $96,809,010) with Citigroup Global Markets Inc, 0.53%, dated 12/30/16 to be repurchased at $1,538,767 on 1/3/17 collateralized by Federal Home Loan Mortgage Corp securities, 2.00% - 8.50%, 12/1/17 - 1/1/47, with a value of $98,739,374.(f)	1,538,767
1,538,767	Undivided interest of 1.62% in a repurchase agreement (principal amount/value $95,070,496 with a maturity value of $95,075,989) with Daiwa Capital Markets America Inc, 0.52%, dated 12/30/16 to be repurchased at $1,538,767 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 3/2/17 - 2/1/49, with a value of $96,971,906.(f)	1,538,767
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,538,768	Undivided interest of 4.16% in a repurchase agreement (principal amount/value $37,040,689 with a maturity value of $37,042,788) with Scotia Capital (USA) Inc, 0.51%, dated 12/30/16 to be repurchased at $1,538,768 on 1/3/17 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.00% - 4.00%, 12/31/17 - 10/20/46, with a value of $37,783,651.(f)
		$ 1,538,768
323,841	Undivided interest of 4.16% in a repurchase agreement (principal amount/value $7,795,447 with a maturity value of $7,795,880) with Merrill Lynch, Pierce, Fenner & Smith, 0.50%, dated 12/30/16 to be repurchased at $323,841 on 1/3/17 collateralized by U.S. Treasury securities, 0.69% - 2.00%, 10/31/18 - 11/30/22, with a value of $7,951,357.(f)	323,841
		6,478,910
SHORT TERM INVESTMENTS — 3.50% (Cost $28,678,077)		$ 28,678,077
TOTAL INVESTMENTS — 100.68% (Cost $816,500,570)		$825,664,357
OTHER ASSETS & LIABILITIES, NET — (0.68)%		$ (5,549,369)
TOTAL NET ASSETS — 100.00%		$820,114,988
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at December 31, 2016.
(c)	Non-income producing security.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2016, the aggregate cost and fair value of 144A securities was $3,517,089 and $3,681,365, respectively, representing 0.47% of net assets.
(e)	Represents less than 0.005% of net assets.
(f)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2016, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Currency	Notional Value	Expiration Date	Net Unrealized Depreciation
MSCI Emerging Markets Index Long	324	USD	27,144,720	March 2017	$(32,895)
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2016
At December 31, 2016, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
MEL	USD	844,762	CHF	850,000	March 2017	$6,099
MEL	USD	142,577	GBP	114,071	January 2017	1,950
MEL	USD	90,762	GBP	72,578	February 2017	1,237
					Net Appreciation	$9,286
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
GBP	British Pound
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of December 31, 2016.
Country	Fair Value	Percentage of Fund Investments
Japan	$192,289,366	23.29%
United Kingdom	126,054,950	15.27
France	79,068,354	9.58
Germany	73,892,527	8.95
Switzerland	73,758,283	8.93
Australia	59,344,430	7.19
Netherlands	36,142,992	4.38
United States	29,299,442	3.55
Hong Kong	25,961,628	3.14
Spain	24,752,293	3.00
Sweden	22,491,822	2.72
Italy	14,555,482	1.76
Denmark	13,104,334	1.59
Singapore	9,884,177	1.20
Belgium	9,427,062	1.14
Ireland	9,154,658	1.11
Finland	7,702,326	0.93
Israel	5,390,806	0.65
Norway	5,282,229	0.64
Luxembourg	2,651,387	0.32
Austria	1,567,158	0.19
New Zealand	1,417,493	0.17
Portugal	1,166,434	0.14
South Africa	1,009,255	0.12
Mexico	214,783	0.03
China	80,686	0.01
Total	$825,664,357	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2016
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $6,147,323 of securities on loan)(a)	$819,185,447
Repurchase agreements, fair value(b)	6,478,910
Cash	201,606
Cash denominated in foreign currencies, fair value(c)	551,053
Margin deposits	1,360,800
Subscriptions receivable	510,980
Receivable for investments sold	6,929
Variation margin on futures contracts	442,209
Unrealized appreciation on forward foreign currency contracts	9,286
Dividends and interest receivable	2,481,379
Total Assets	831,228,599
LIABILITIES:
Payable to investment adviser	241,880
Payable for administrative services fees	44,984
Payable upon return of securities loaned	6,478,910
Redemptions payable	4,347,837
Total Liabilities	11,113,611
NET ASSETS	$820,114,988
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,240,240
Paid-in capital in excess of par	810,141,682
Net unrealized appreciation	9,135,934
Overdistributed net investment income	(1,755,053)
Accumulated net realized loss	(6,647,815)
NET ASSETS	$820,114,988
NET ASSETS BY CLASS
Initial Class	$152,266,822
Institutional Class	$667,848,166
CAPITAL STOCK:
Authorized
Initial Class	40,000,000
Institutional Class	150,000,000
Issued and Outstanding
Initial Class	15,237,810
Institutional Class	77,164,586
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$9.99
Institutional Class	$8.65
(a) Cost of investments	$810,021,660
(b) Cost of repurchase agreements	$6,478,910
(c) Cost of cash denominated in foreign currencies	$555,447
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2016
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$18,355
Income from securities lending	168,257
Dividends	23,679,651
Foreign withholding tax	(2,231,781)
Total Income	21,634,482
EXPENSES:
Management fees	2,709,923
Administrative services fees – Initial Class	565,524
Total Expenses	3,275,447
NET INVESTMENT INCOME	18,359,035
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	525,069
Net realized gain on futures contracts	887,575
Net realized gain on forward foreign currency contracts	355,088
Net Realized Gain	1,767,732
Net change in unrealized depreciation on investments and foreign currency translations	(4,280,107)
Net change in unrealized depreciation on futures contracts	(235,789)
Net change in unrealized appreciation on forward foreign currency contracts	9,286
Net Change in Unrealized Depreciation	(4,506,610)
Net Realized and Unrealized Loss	(2,738,878)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,620,157
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2016 and 2015
Great-West International Index Fund	2016	2015
OPERATIONS:
Net investment income	$18,359,035	$14,061,893
Net realized gain (loss)	1,767,732	(2,264,287)
Net change in unrealized depreciation	(4,506,610)	(19,085,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,620,157	(7,287,874)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Initial Class	-	(25,868)
Institutional Class	-	(107,283)
From return of capital	0	(133,151)
From net investment income
Initial Class	(2,546,542)	(1,607,584)
Institutional Class	(17,063,231)	(7,475,456)
From net investment income	(19,609,773)	(9,083,040)
From net realized gains
Initial Class	(72,952)	(2,286,213)
Institutional Class	(368,105)	(8,344,042)
From net realized gains	(441,057)	(10,630,255)
Total Distributions	(20,050,830)	(19,846,446)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	98,734,859	186,932,515
Institutional Class	194,144,178	684,860,298
Shares issued in reinvestment of distributions
Initial Class	2,619,494	3,919,665
Institutional Class	17,431,336	15,926,781
Shares redeemed
Initial Class	(102,258,293)	(683,796,375)
Institutional Class	(92,864,539)	(80,527,206)
Net Increase in Net Assets Resulting from Capital Share Transactions	117,807,035	127,315,678
Total Increase in Net Assets	113,376,362	100,181,358
NET ASSETS:
Beginning of year	706,738,626	606,557,268
End of year(a)	$820,114,988	$706,738,626
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	10,089,943	17,216,716
Institutional Class	22,839,942	69,778,704
Shares issued in reinvestment of distributions
Initial Class	263,796	385,935
Institutional Class	2,026,900	1,795,091
Shares redeemed
Initial Class	(10,283,880)	(60,304,693)
Institutional Class	(10,608,224)	(8,667,827)
Net Increase	14,328,477	20,203,926
(a)Including overdistributed net investment income:	$(1,755,053)	$(1,033,729)
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)
Initial Class
12/31/2016	$10.10	0.21	(0.15)	0.06	-	(0.17)	(0.00) (c)	(0.17)	$ 9.99	0.65%
12/31/2015	$10.48	0.24	(0.35)	(0.11)	(0.00) (c)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
12/31/2014	$11.38	0.21	(0.91)	(0.70)	-	(0.18)	(0.02)	(0.20)	$10.48	(6.19%)
12/31/2013	$ 9.63	0.22	1.81	2.03	-	(0.25)	(0.03)	(0.28)	$11.38	21.13%
12/31/2012	$ 8.33	0.22	1.27	1.49	-	(0.19)	-	(0.19)	$ 9.63	17.92%
Institutional Class
12/31/2016	$ 8.80	0.21	(0.13)	0.08	-	(0.23)	(0.00) (c)	(0.23)	$ 8.65	0.93%
12/31/2015 (d)	$10.00	0.12	(1.06)	(0.94)	(0.00) (c)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (e)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Initial Class
12/31/2016	$152,267	0.70%	0.70%	N/A	2.16%	7%
12/31/2015	$153,247	0.70%	0.70%	N/A	2.19%	5%
12/31/2014	$606,557	0.70%	0.70%	N/A	1.87%	10%
12/31/2013	$508,268	0.70%	0.70%	2.04%	2.04%	6%
12/31/2012	$327,571	0.70%	0.70%	2.49%	2.49%	7%
Institutional Class
12/31/2016	$667,848	0.35%	0.35%	N/A	2.43%	7%
12/31/2015 (d)	$553,492	0.35% (g)	0.35% (g)	N/A	1.95% (g)	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Amount was less than $0.01 per share.
(d)	Institutional Class inception date was May 1, 2015.
(e)	Not annualized for periods less than one full year.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2016

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Initial Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Initial Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2016

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2016, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.

Annual Report - December 31, 2016

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 13,370,163	$ 780,173,420	$ —	$ 793,543,583
Preferred Stock	—	3,415,662	—	3,415,662
Rights	27,035	—	—	27,035
Short Term Investments	—	28,678,077	—	28,678,077
Total investments, at fair value:	13,397,198	812,267,159	0	825,664,357
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	9,286	—	9,286
Total Assets	$ 13,397,198	$ 812,276,445	$ 0	$ 825,673,643
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (32,895)	$ —	$ —	$ (32,895)
Total Liabilities	$ (32,895)	$ 0	$ 0	$ (32,895)
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
The Fund recognizes transfers between levels as of the beginning of the reporting period. As of December 31, 2016, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Communications	$ 339,508	—
Consumer, Cyclical	$ 209,900	—
Consumer, Non-Cyclical	$5,132,718	$730,691
Financial	$1,150,377	$297,194
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received

Annual Report - December 31, 2016

or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2016 and 2015 were as follows:
	2016	2015
Ordinary income	$19,610,350	$14,011,540
Long-term capital gain	440,480	5,701,755
Return of capital	-	133,151
	$20,050,830	$19,846,446
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2016. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$-	$529,414	$(529,414)
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$30,453
Undistributed long-term capital gains	—
Net unrealized depreciation on foreign currency	(4,304)
Capital loss carryforwards	—
Post-October losses	(593,633)
Net unrealized appreciation	1,300,550
Tax composition of capital	$733,066

Annual Report - December 31, 2016

The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(593,633)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2016 were as follows:
Federal tax cost of investments	$824,363,807
Gross unrealized appreciation on investments	96,141,285
Gross unrealized depreciation on investments	(94,840,735)
Net unrealized appreciation on investments	$1,300,550
Application of Recent Accounting Pronouncements
In May 2015, the Financial Accounting Standards Board issued ASU No. 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (ASU No. 2015-07). ASU No. 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset per share practical expedient. The amendments are effective for interim and annual periods beginning after December 15, 2015. The adoption of ASU No. 2015-07 did not have an impact on the Fund's financial position or the results of its operations.
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book

Annual Report - December 31, 2016

purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 171 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in international exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional value of $1,002,585 in forward contracts for the reporting period.
Valuation of derivative investments as of December 31, 2016 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)			Net unrealized depreciation	$(32,895) (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$9,286
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2016 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$887,575	Net change in unrealized depreciation on futures contracts	$(235,789)
Foreign exchange contracts (forwards)	Net realized gain on forward foreign currency contracts	$355,088	Net change in unrealized appreciation on forward foreign currency contracts	$ 9,286
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Annual Report - December 31, 2016

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2016.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount of Assets Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral Received (Pledged)(b)	Net Amount
Derivative Assets (forward contracts)	$9,286	$—	$—	$—	$9,286
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral received (pledged) by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses except for administrative services expenses. Effective April 29, 2016, the Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. Prior to that date, the Adviser and Great-West Funds had a sub-advisory agreement with Mellon Capital Management Corporation. The Fund is not responsible for payment of the sub-advisory fees.
Great-West Funds has entered into an administrative services agreement with GWL&A. Pursuant to the administrative services agreement, GWL&A provides recordkeeping and administrative services to shareholders and account owners and receives from the Initial Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $321,606 for the year ended December 31, 2016.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $171,324,420 and $55,900,759, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly when received, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2016, the Fund had securities on loan valued at $6,147,323 and received collateral as reported on the

Annual Report - December 31, 2016

Statement of Assets and Liabilities of $6,478,910 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2016, 100% of the cash collateral liability under the securities lending agreement was against loans of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
8.  SUBSEQUENT EVENT
Shareholders approved a new advisory agreement which will change the Fund’s expense structure. Under the current investment advisory agreement, GWCM is responsible for paying each Fund’s operating expenses as part of the management fee. Under the new advisory agreement, GWCM’s management fee will decrease commensurate with, or more than, the cost of the Fund’s operating expenses as of December 31, 2015 and the operating expenses of the Fund will be paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and expense ratio declines due to fixed operation expenses. Additionally, breakpoints on the management fee paid to GWCM will be included in the new advisory agreement effective May 1, 2017 for the Fund. The reduced management fee will be contractual and any subsequent plans to increase the fee would require shareholder approval. GWCM has contractually agreed for a one-year renewable term beginning May 1, 2017 to limit the fees and expenses of each Fund to the total expense ratio of the Fund as of December 31, 2015. This expense limit will be subject to annual review and renewal by the Great-West Funds’ Board and GWCM may only increase this expense limit in the future with the approval of the Great-West Funds’ Board.

Annual Report - December 31, 2016

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of Great-West Funds, Inc.
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc. as of December 31, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West International Index Fund as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2017

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $1,692,673 and has derived gross income from sources within foreign countries amounting to $23,657,161.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2016, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 73	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 73	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	64	Director, Guaranty Bancorp
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 57	Nominee		Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	64	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 62	Nominee		Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	64	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 53	Nominee		Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	64	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
David L. Musto 8515 East Orchard Road, Greenwood Village, CO 80111 49	Director and President & Chief Executive Officer	Since 2016	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; Executive Vice President, FASCore, LLC ("FASCore"); Director and Executive Vice President, GWFS; formerly, Executive Vice President, Empower Retirement, GWL&A and GWL&A of NY; formerly, Chief Executive Officer, J.P. Morgan Retirement Plan Services, J.P. Morgan Asset Management	64	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 42	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 49	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, GWTC; Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 60	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 35	Counsel & Assistant Secretary	Since 2015	Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 49	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 41	Assistant Treasurer	Since 2016	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund and receives no special treatment due to the relationship.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), approved an amended and restated investment advisory agreement between the Company and Great-West Capital Management, LLC (“GWCM”) (the “New Advisory Agreement”) at a meeting held on November 18, 2016 (the “November Meeting”). In considering the approval of the New Advisory Agreement, the Board considered information provided at the September 30, 2016, November 15, 2016 and November 18, 2016 meetings, as well as certain information and materials relating to GWCM that the Board had received and considered in connection with the annual evaluation of the investment advisory agreement effective March 3, 2014, as amended and restated on May 1, 2015, as further amended (the “Current Advisory Agreement”) between GWCM and Company at the Independent Directors and Board meetings held on March 16, 2016 and April 15, 2016, respectively (the “Annual Meetings”). In considering this matter, the Independent Directors were advised with respect to relevant legal standards by independent legal counsel. In addition, prior to the November Meeting, the Independent Directors discussed GWCM’s proposal and the terms of the New Advisory Agreement in private sessions with independent legal counsel.
In approving the New Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the New Advisory Agreement, including any information considered in connection with the Annual Meetings that were applicable to its review of the New Advisory Agreement. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the New Advisory Agreement and the information provided to it, the Board concluded that the New Advisory Agreement was fair and reasonable in light of the services to be performed, fees to be charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the New Advisory Agreement are discussed below.
Nature, Extent and Quality of Services. At the Annual Meetings, the Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the GWCM-advised Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as GWCM’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. The quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, was taken into account. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and GWCM’s representation to the Board that there would be no reduction in the nature, extent and quality of services to be provided to the Funds under the New Advisory Agreement. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance. At the Annual Meetings, the Board considered the investment performance of the Funds. The Board reviewed performance information for the Funds’ Institutional Class (Initial Class, through April 30, 2015), with the exception of the performance information for the Great-West Stock Index Fund’s Initial Class, as compared against their benchmark indexes and the performance of a peer group of funds selected by Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”). This information included annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2015 and quarterly returns for the five-year period ended December 31, 2015, to the extent applicable. In evaluating the performance of the Funds, the Board noted how the Funds performed relative to the returns of the applicable benchmark and peer group. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. The Board noted that it also had received and discussed at periodic intervals information comparing the performance of the Funds to that of their benchmark indexes and to a peer group of funds. Accordingly, the Board determined that the investment performance of the Funds was satisfactory.
Costs and Profitability. At the Annual Meetings, the Board considered the costs of services provided and profits estimated to have been realized by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the fee structure of the Funds and the level of the investment management fee payable by the Funds. In evaluating the management fee and total expense ratio of the Fund’s Institutional Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Current Advisory Agreement in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios. The Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe. At the November Meeting, the Board took into consideration the proposed change in the management fee for each Fund and GWCM’s rationale for recommending the change. The Board considered each Fund’s proposed management fee and estimated total expense ratio as of June 30, 2016 relative to the Broadridge peer group averages. The Board also took into account GWCM’s undertaking to limit the expenses of each Fund and noted that the total expense ratio for each Fund will not increase as a result of the change in the management fee because GWCM would contractually limit certain fees and expenses of the Fund for a 1-year term at the expense ratio in effect for the fiscal year ended December 31, 2015.
At the Annual Meetings, the Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Additionally, at the November Meeting, the Board considered the terms of the New Advisory Agreement and any potential impact to the profitability of GWCM. The Board noted that, under the New Advisory Agreement, GWCM’s profitability was not expected to increase with respect to any Fund and that with respect to the following Funds GWCM’s profitability may decrease: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Templeton Global Bond Fund and Great-West S&P 500 Index Fund. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to be realized by GWCM and its affiliates were reasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale. At the Annual Meetings and November Meeting, the Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current and proposed level of management fees payable by the Funds, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of each Fund’s assets. The Board noted that, under the New Advisory Agreement, breakpoints would be implemented for the following Funds: Great-West Goldman Sachs Mid Cap Value Fund, Great-West Invesco Small Cap Value Fund, Great-West Loomis Sayles Bond Fund, Great-West MFS International Growth Fund, Great-West Multi-Manager Small Cap Growth Fund, Great-West Putnam Equity Income Fund, Great-West High Yield Bond Fund, Great-West Templeton Global Bond Fund, Great-West International Index Fund, Great-West Real Estate Index Fund, Great-West S&P 500 Index Fund, Great-West Mid Cap 400 Index Fund, Great-West Small Cap 600 Index Fund and Great-West Stock Index Fund, and that Great-West Multi-Manager Large Cap Growth Fund’s breakpoint structure would remain the same under the New Advisory Agreement. Based on the information provided, the Board concluded for all Funds, including those without breakpoints in the management fees, any economies of scale currently being realized were appropriately being reflected in the management fee payable by the Funds.
Other Factors. At the Annual Meetings, the Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life & Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. At the November Meeting, the Board concluded that the management fees for the Funds were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion. Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the New Advisory Agreement, including the management fees, are reasonable and that the New Advisory Agreement is in the best interests of each Fund and its shareholders, and unanimously approved the New Advisory Agreement for each Fund.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen McConahey is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $820,000 for fiscal year 2015 and $866,000 for fiscal year 2016.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $90,000 for fiscal year 2015 and $60,000 for fiscal year 2016. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2015 and $0 for fiscal year 2016.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2015 equaled $745,000 and for fiscal year 2016 equaled $1,186,300.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ David L. Musto

David L. Musto
President & Chief Executive Officer
Date:February 23, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2017